UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica A. Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: February 28

Date of reporting period: September 1, 2018 – November 30, 2018

Item 1.  Schedule of Investments.

NWS INTERNATIONAL PROPERTY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

NOVEMBER 30, 2018

Shares	Security Description	Value
Common Stock - 96.6%
Australia - 10.5%
100,500	Mirvac Group REIT	$160,868
57,070	Stockland REIT	151,833
36,270	The GPT Group REIT	139,706
46,400	Vicinity Centres REIT	90,550
		542,957
Belgium - 2.2%
1,580	VGP NV	113,762
Brazil - 1.0%
2,600	Iguatemi Empresa de Shopping Centers SA	26,309
4,400	Multiplan Empreendimentos Imobiliarios SA (a)	26,409
		52,718
China - 9.3%
58,000	China Overseas Land & Investment, Ltd.	202,377
40,000	China Resources Land, Ltd.	148,262
143,992	KWG Group Holdings, Ltd.	128,091
		478,730
France - 2.2%
5,476	Carmila SA REIT	116,052
Germany - 9.0%
3,380	ADO Properties SA (b)	183,595
5,800	Vonovia SE	280,836
		464,431
Hong Kong - 15.0%
89,800	Hang Lung Properties, Ltd.	181,804
9,500	Hongkong Land Holdings, Ltd.	61,845
43,000	Hysan Development Co., Ltd.	205,547
42,000	Kerry Properties, Ltd.	144,133
132,975	New World Development Co., Ltd.	178,796
		772,125
Indonesia - 1.1%
955,100	Summarecon Agung Tbk PT	54,758
Ireland - 2.2%
69,100	Green REIT PLC	112,023
Japan - 18.1%
5,500	Aeon Mall Co., Ltd.	98,890
6,000	Daiwa House Industry Co., Ltd.	188,962
11,000	Mitsui Fudosan Co., Ltd.	263,093
6,000	Sumitomo Realty & Development Co., Ltd.	222,420
28,900	Tokyu Fudosan Holdings Corp.	162,175
		935,540
Netherlands - 5.8%
1,750	Unibail-Rodamco-Westfield REIT	300,822
Singapore - 5.4%
57,000	CapitaLand, Ltd.	129,631
24,600	City Developments, Ltd.	151,161
		280,792
Spain - 2.0%
8,266	Merlin Properties Socimi SA REIT	104,388
Sweden - 2.8%
11,400	Fabege AB	141,879
United Kingdom - 10.0%
14,447	Great Portland Estates PLC REIT	127,833
16,400	The British Land Co. PLC REIT	117,989
8,200	The UNITE Group PLC REIT	87,143
49,400	Urban & Civic PLC	182,549
		515,514
Total Common Stock (Cost $4,878,888)		4,986,491

Shares	Security Description	Value
Investments, atvalue - 96.6% (Cost $4,878,888)		$4,986,491
Other Assets & Liabilities, Net - 3.4%		175,357
Net Assets - 100.0%		$5,161,848

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $183,595 or 3.6% of net assets.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$4,986,491
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$4,986,491

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by country.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended November 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

NWS GLOBAL PROPERTY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

NOVEMBER 30, 2018

Shares	Security Description	Value
Common Stock - 96.4%
Australia - 4.5%
75,600	Mirvac Group REIT	$121,010
39,400	Stockland REIT	104,823
64,500	Vicinity Centres REIT	125,872
		351,705
Belgium - 1.3%
1,430	VGP NV	102,962
China - 3.9%
39,000	China Overseas Land & Investment, Ltd.	136,081
44,000	China Resources Land, Ltd.	163,088
		299,169
France - 1.1%
4,035	Carmila SA REIT	85,513
Germany - 3.5%
1,990	ADO Properties SA (a)	108,093
3,380	Vonovia SE	163,660
		271,753
Hong Kong - 6.4%
68,000	Hang Lung Properties, Ltd.	137,669
26,000	Hysan Development Co., Ltd.	124,284
28,000	Kerry Properties, Ltd.	96,089
98,817	New World Development Co., Ltd.	132,867
		490,909
Ireland - 1.3%
63,000	Green REIT PLC	102,134
Japan - 8.4%
7,300	Aeon Mall Co., Ltd.	131,254
4,600	Daiwa House Industry Co., Ltd.	144,871
8,000	Mitsui Fudosan Co., Ltd.	191,340
5,000	Sumitomo Realty & Development Co., Ltd.	185,350
		652,815
Netherlands - 2.3%
1,020	Unibail-Rodamco-Westfield REIT	175,336
Singapore - 1.9%
23,700	City Developments, Ltd.	145,631
Spain - 1.1%
6,640	Merlin Properties Socimi SA REIT	83,854
Sweden - 1.6%
10,070	Fabege AB	125,327
United Kingdom - 5.5%
11,054	Great Portland Estates PLC REIT	97,810
9,610	The British Land Co. PLC REIT	69,138
6,710	The UNITE Group PLC REIT	71,309
49,817	Urban & Civic PLC	184,090
		422,347
United States - 53.6%
4,210	Agree Realty Corp. REIT	250,790
1,570	AvalonBay Communities, Inc. REIT	299,195
1,310	Boston Properties, Inc. REIT	171,872
8,830	CareTrust REIT, Inc.	176,777
18,240	Cousins Properties, Inc. REIT	154,128
4,120	Douglas Emmett, Inc. REIT	152,110
2,000	Equity LifeStyle Properties, Inc. REIT	199,060
1,390	Extra Space Storage, Inc. REIT	133,412
7,340	Healthcare Trust of America, Inc., Class A REIT	206,401
1,460	Life Storage, Inc. REIT	142,554
1,790	Mid-America Apartment Communities, Inc. REIT	185,372
2,330	National Health Investors, Inc. REIT	181,693
4,364	NexPoint Residential Trust, Inc. REIT	159,242

Shares	Security Description	Value
United States - 53.6% (continued)
2,940	Prologis, Inc. REIT	$197,980
2,295	Regency Centers Corp. REIT	146,100
5,434	Retail Value, Inc. REIT (b)	157,532
1,260	Simon Property Group, Inc. REIT	233,969
10,270	Summit Hotel Properties, Inc. REIT	114,511
1,600	Sun Communities, Inc. REIT	166,560
8,480	Sunstone Hotel Investors, Inc. REIT	129,405
4,240	Taubman Centers, Inc. REIT	224,466
5,120	Terreno Realty Corp. REIT	199,731
6,800	Tier REIT, Inc.	160,072
		4,142,932
Total Common Stock (Cost $7,424,865)		7,452,387
Investments, at value - 96.4% (Cost $7,424,865)		$7,452,387
Other Assets & Liabilities, Net - 3.6%		280,114
Net Assets - 100.0%		$7,732,501

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $108,093 or 1.4% of net assets.

(b)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$7,452,387
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$7,452,387

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by country.

NWS GLOBAL PROPERTY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

NOVEMBER 30, 2018

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended November 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	January 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	January 2, 2019

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	January 2, 2019